Expense Example, No Redemption - A C I Shares - JPMorgan US Large Cap Core Plus Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	712	1,132	1,577	2,807	247	789	1,358	2,785	172	562	977	2,136